Lease (Details) - Schedule of non-cancellable operating lease rentals ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Schedule of non-cancellable operating lease rentals [Abstract]
2021	¥ 155,400
2022	90,074
2023	64,944
2024	32,367
2025	10,557
Thereafter	3,451
Total lease payment	356,793
Less: imputed interest	(25,233)
Total	¥ 331,560